CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income/(loss)	$ (375)	$ (3,078)	$ 6,011
Adjustments to reconcile net income/(loss) to cash flows from operating activities:
Discontinued operations, net of income taxes	0	(3,380)	(155)
Non-cash change in restructuring accrual	2,065	3,667	0
Interest accrued on financing obligations	27	0	0
Deferred income taxes	(1,858)	(90)	(112)
Gain on deconsolidation of subsidiaries	(31)	0	(7,125)
Depreciation and amortization	626	439	374
Loss on extinguishment of debt	232	0	0
Change in fair value of derivative liability	(64)	0	0
Stock-based compensation expense	43	232	102
Amortization of deferred finance costs and debt discount/premium	26	24	38
Provision for doubtful accounts	8	11	11
Other Noncash Income (Expense)	32	23	14
Net changes in:
Accounts receivable	(75)	(28)	(51)
Due to/due from affiliates, net	(55)	19	(33)
Inventories, prepayments and other current assets	64	9	(1)
Deferred charges and other	(26)	0	(17)
Accounts payable	(4)	39	(47)
Interest payable	(35)	(64)	(41)
Accrued expenses	15	87	43
Contract liabilities	3	(1)	3
Restructuring accruals	(2,880)	2,029	905
Deferred credits and other	(63)	104	(4)
Other	2	0	3
Net Cash Provided by (Used in) Operating Activities	(2,323)	42	(82)
Cash flows from investing activities
Acquisitions of property and equipment, net of change in related payables	(598)	(220)	(341)
Acquisition of OpCo, net of cash and restricted cash acquired	561	0	0
Deconsolidation of subsidiary cash	(57)	0	(985)
Consolidation of Korea Joint Venture	19	0	0
Payments to acquire investments	(12)	(23)	(27)
Proceeds from the sale and maturity of investments	33	46	29
Return of investment from discontinued operations	0	132	142
Contributions to discontinued operations	0	(56)	(15)
Other	(1)	0	(3)
Cash flows provided by/(used in) investing activities	(55)	(121)	(1,200)
Cash flows from financing activities
Proceeds from long-term debt and revolving credit facilities	7,550	120	310
Debt issuance and extension costs and fees	(288)	0	0
Repayments of long-term debt and revolving credit facilities	(7,846)	(268)	(450)
Proceeds from sale-leaseback financing arrangement	1,136	0	0
Repurchase of CIE shares and distribution of sale proceeds	(63)	(1,126)	(65)
Financing obligation payments	(54)	0	0
Other	(6)	14	24
Cash flows used in financing activities	429	(1,260)	(181)
Cash flows from discontinued operations
Cash flows from operating activities	0	168	159
Cash flows from investing activities	0	4,379	(12)
Cash flows from financing activities	0	(76)	(158)
Net Cash Provided by (Used in) Discontinued Operations	0	4,471	(11)
Change in cash, cash equivalents, and restricted cash classified as assets held for sale	0	112	(8)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	(1,949)	3,244	(1,482)
Cash, cash equivalents, and restricted cash, beginning of period	4,658	1,414	2,896
Cash, cash equivalents, and restricted cash, end of period	2,709	4,658	1,414
Supplemental Cash Flow Information
Cash paid for interest	749	634	696
Cash paid for income taxes	7	305	80
Issuance of convertible notes and call right	2,349	0	0
Issuance of CEC common stock	3,435	0	0
Change in accrued capital expenditures	$ (6)	$ 14	$ (35)